Marketable Securities (Schedule of Available for Sale Securities) (Details) $ in Thousands	Aug. 31, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 24,650
Gross Unrealized Gain
Gross Unrealized Loss	$ (11)
Fair Value	24,639
Cash and cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Certificates of deposit	60
Commercial paper	1,199
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 4,244
Gross Unrealized Gain
Gross Unrealized Loss	$ (4)
Fair Value	4,240
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 5,249
Gross Unrealized Gain
Gross Unrealized Loss
Fair Value	$ 5,249
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 15,157
Gross Unrealized Gain
Gross Unrealized Loss	$ (7)
Fair Value	$ 15,150